Investment securities (Tables)	6 Months Ended
Apr. 30, 2020
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Disclosure of Carrying Value Of Banks Investment Securities Per Measurement Category
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	April 30 2020	January 31 2020	October 31 2019
Debt investment securities measured at FVOCI	$83,466	$54,292	$58,157
Debt investment securities measured at amortized cost	33,482	20,739	21,845
Equity investment securities designated at FVOCI	1,467	1,481	1,561
Investment securities measured at FVTPL	1,187	1,491	796
Total investment securities	$119,602	$78,003	$82,359

Disclosure of Unrealized Gains and Losses on Fair Value through Other Comprehensive Income Securities

As at April 30, 2020 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$28,710	$524	$2	$29,232
Canadian provincial and municipal debt	12,366	187	3	12,550
U.S. treasury and other U.S. agency debt	15,465	720	–	16,185
Other foreign government debt	23,461	222	48	23,635
Other debt	1,847	20	3	1,864
Total	$81,849	$1,673	$56	$83,466

As at January 31, 2020 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$10,084	$252	$4	$10,332
Canadian provincial and municipal debt	2,728	47	2	2,773
U.S. treasury and other U.S. agency debt	18,543	434	3	18,974
Other foreign government debt	20,712	110	11	20,811
Other debt	1,374	28	–	1,402
Total	$53,441	$871	$20	$54,292

As at October 31, 2019 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$12,176	$216	$11	$12,381
Canadian provincial and municipal debt	3,203	42	4	3,241
U.S. treasury and other U.S. agency debt	19,527	384	22	19,889
Other foreign government debt	20,543	87	19	20,611
Other debt	2,012	24	1	2,035
Total	$57,461	$753	$57	$58,157

Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost

	As at
	April 30, 2020		January 31, 2020		October 31, 2019
($ millions)	Fair value	Carrying value (1)	Fair value	Carrying value (1)	Fair value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$17,600	$17,506	$7,286	$7,276	$7,575	$7,580
U.S. treasury and other U.S. agency debt	12,576	12,122	8,738	8,599	9,419	9,279
Other foreign government debt	1,667	1,654	2,003	1,992	1,979	1,970
Corporate debt	2,214	2,200	2,885	2,872	3,027	3,016
Total	$34,057	$33,482	$20,912	$20,739	$22,000	$21,845
(1)	Balances are net of impairment allowances of nil (January 31, 2020 – nil; October 31, 2019 – nil).

Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income

As at April 30, 2020 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$21	$–	$3	$18
Common shares	1,343	184	78	1,449
Total	$1,364	$184	$81	$1,467

As at January 31, 2020 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$20	$–	$4	$16
Common shares	1,255	228	18	1,465
Total	$1,275	$228	$22	$1,481

As at October 31, 2019 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$146	$–	$53	$93
Common shares	1,262	223	17	1,468
Total	$1,408	$223	$70	$1,561